Mergers and Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of fair value of MALKA’s acquired assets and liabilities
November 15, 2021
Assets
Cash and cash equivalents	$51
Property and equipment	1,281
Intangible assets	17,780
Goodwill	30,976
Other assets	4,858
Total assets	54,946
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	2,261
Total liabilities	2,261
Net assets and liabilities acquired	$52,685

Schedule of fair value of even financial’s acquired assets and liabilities
February 17, 2022
Assets
Cash and cash equivalents	$4,501
Enterprise receivables	9,863
Property and equipment	441
Intangible assets	190,320
Goodwill	109,375
Other assets	3,354
Total assets	317,854
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	9,258
Other liabilities	37,566
Total liabilities	46,824
Net assets and liabilities acquired	$271,030
November 15, 2021
Assets
Cash and cash equivalents	$51
Other receivables	4,760
Property and equipment	1,281
Intangible assets	17,780
Goodwill	30,976
Other assets	98
Total assets	54,946
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	1,971
Other liabilities	290
Total liabilities	2,261
Net assets and liabilities acquired	$52,685

Schedule of the company’s pro forma revenue and net loss
	Three Months Ended March 31,
	2022	2021
Revenue	$78,813	$41,603
Net loss	$(10,369)	$(82,357)